CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 1,140,072,000	$ 1,041,007,000	$ 797,919,000
Cost of revenues:
Liquidity payments	727,177,000	718,217,000	545,853,000
Brokerage, clearing, and exchange fees	68,462,000	55,001,000	14,573,000
Section 31 fees	62,140,000	27,770,000	38,386,000
Equity rights program	1,975,000	4,601,000	2,972,000
Other cost of revenues	4,674,000	2,949,000	500,000
Total cost of revenues	864,428,000	808,538,000	602,284,000
Revenues less cost of revenues	275,644,000	232,469,000	195,635,000
Operating expenses:
Compensation and benefits	145,225,000	110,685,000	83,643,000
Information technology and communication costs	29,167,000	22,513,000	16,598,000
Depreciation and amortization	23,372,000	21,030,000	20,284,000
Occupancy costs	9,405,000	7,562,000	6,767,000
Professional fees and outside services	47,656,000	44,713,000	35,054,000
Marketing and business development	3,063,000	5,555,000	8,414,000
Acquisition-related costs	0	2,723,000	2,408,000
General, administrative, and other	20,581,000	20,554,000	17,123,000
Total operating expenses	278,469,000	235,335,000	190,291,000
Operating income / (loss)	(2,825,000)	(2,866,000)	5,344,000
Non-operating (expense) income:
Change in fair value of warrants on puttable shares & puttable common stock	(10,594,000)	(26,000)	71,267,000
Loss on extinguishment of puttable common stock liability	0	(5,085,000)	0
Change in fair value of puttable warrants issued with debt	(4,662,000)	0	0
Interest income	3,302,000	2,664,000	600,000
Interest expense and amortization of debt issuance costs	(13,951,000)	(18,875,000)	(21,916,000)
Impairment of investment	(4,108,000)	(2,419,000)	(4,615,000)
Gain on intangible asset	52,604,000	0	0
Unrealized gain on derivative assets	83,840,000	0	0
Other, net	1,475,000	4,538,000	(574,000)
Income / (loss) before income tax provision	105,081,000	(22,069,000)	50,106,000
Income tax benefit (expense)	(3,095,000)	697,000	7,219,000
Net income / (loss)	101,986,000	(21,372,000)	57,325,000
Net loss attributable to non-controlling interest	(137,000)	(482,000)	(228,000)
Net income (loss) attributable to Miami International Holdings, Inc.	$ 102,123,000	$ (20,890,000)	$ 57,553,000
Weighted-average shares of common stock outstanding
Basic (in shares)	60,698,967	56,457,675	54,710,544
Diluted (in shares)	74,625,858	56,457,675	75,167,367
Net income (loss) per share attributable to common stock
Basic (in dollars per share)	$ 1.68	$ (0.37)	$ 1.05
Diluted (in dollars per share)	$ 1.39	$ (0.37)	$ 0.77
Transaction and clearing fees
Revenues:
Total revenues	$ 1,000,114,000	$ 907,142,000	$ 698,434,000
Access fees
Revenues:
Total revenues	89,567,000	88,049,000	62,031,000
Market data fees
Revenues:
Total revenues	33,646,000	30,114,000	28,043,000
Other revenue
Revenues:
Total revenues	$ 16,745,000	$ 15,702,000	$ 9,411,000